SEGMENTED INFORMATION (Disclosure of reportable segments) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
External net sales	$ 166,048	$ 872,495
Cost of sales	1,838,971	644,610
Gross margin (loss)	(1,672,923)	227,885
Depreciation and amortisation	526,405	600,322
Interest Expense	139,657	91,323
Net loss	(9,767,958)	(10,039,658)
Segment assets	15,086,932	18,396,185
Segment liabilities	5,284,788	3,646,738
Capital expenditures	701,862	184,612
IP Development [Member]
Disclosure of operating segments [line items]
External net sales	166,048	79,995
Cost of sales	1,838,971	578,419
Gross margin (loss)	(1,672,923)	(498,424)
Depreciation and amortisation	526,405	600,322
Interest Expense	139,657	91,323
Net loss	(6,742,003)	(7,075,798)
Segment assets	6,732,071	10,013,831
Segment liabilities	3,698,876	2,816,136
Capital expenditures	2,020	1,398
Biotech [Member]
Disclosure of operating segments [line items]
External net sales	0	792,500
Cost of sales	0	66,191
Gross margin (loss)	0	726,309
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(599,857)	(262,462)
Segment assets	1,989	828,439
Segment liabilities	344,583	238,003
Capital expenditures	0	0
Albany Project [Member]
Disclosure of operating segments [line items]
External net sales	0	0
Cost of sales	0	0
Gross margin (loss)	0	0
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(433,253)	(18,597)
Segment assets	8,352,872	7,553,915
Segment liabilities	741,576	0
Capital expenditures	699,842	183,214
Unallocated Corporate [Member]
Disclosure of operating segments [line items]
External net sales	0	0
Cost of sales	0	0
Gross margin (loss)	0	0
Depreciation and amortisation	0	0
Interest Expense	0	0
Net loss	(1,992,845)	(2,682,801)
Segment assets	0	0
Segment liabilities	499,753	592,599
Capital expenditures	$ 0	$ 0